Sep. 30, 2017

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED JULY 20, 2018

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

EACH DATED SEPTEMBER 30, 2017, OF

WESTERN ASSET ADJUSTABLE RATE INCOME FUND (THE “FUND”)

Effective July 20, 2018, the manager has agreed to further reduce or limit certain of the fund’s expenses. Therefore, the following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus entitled “Fees and expenses of the fund”:

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.25[1,2,3]	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[4]	None	1.00	None	None	None	None	None
Small account fee[5]	$15	$15	$15	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Management fees	0.45	0.45	0.45	0.45	0.45	0.45	0.45
Distribution and/or service (12b-1) fees	0.25	1.00	0.75	0.25	0.50	None	None
Other expenses	0.14	0.22	0.22	0.33[6]	0.33[6]	0.20	0.14
Total annual fund operating expenses	0.84	1.67	1.42	1.03	1.28	0.65	0.59
Fees waived and/or expenses reimbursed[7]	—	(0.04)	(0.04)	(0.15)	(0.15)	(0.12)	(0.16)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.84	1.63	1.38	0.88	1.13	0.53	0.43

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

[2]
Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.

[3]	You may buy Class A shares in amounts of $500,000 or more at net asset value without an initial sales charge.

[4]	Maximum deferred sales charge (load) may be reduced over time.

[5]
If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer- sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[6]	“Other expenses” for Class FI and R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[7]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that effective July 20, 2018 the ratio of total annual fund operating expenses will not exceed 0.88% for Class A shares, 1.63% for Class C shares, 1.38% for Class C1 shares, 0.88% for Class FI shares, 1.13% for Class R shares, 0.53% for Class I shares and 0.43% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	309	487	681	1,239
Class C (with redemption at end of period)	266	523	904	1,974
Class C (without redemption at end of period)	166	523	904	1,974
Class C1 (with or without redemption at end of period)	140	445	772	1,698
Class FI (with or without redemption at end of period)	90	313	554	1,246
Class R (with or without redemption at end of period)	115	390	687	1,532
Class I (with or without redemption at end of period)	54	195	350	799
Class IS (with or without redemption at end of period)	44	173	314	723